Mortgage Banking Activities, Noninterest Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Servicing fees:
Contractually specified servicing fees	$ 4,611	$ 4,566	$ 4,473
Late charges	298	360	330
Ancillary fees	354	434	287
Unreimbursed direct servicing costs	(1,119)	(763)	(914)
Net servicing fees	4,144	4,597	4,176
Changes in fair value:
Due to changes in valuation model inputs or assumptions	(3,680)	(2,957)	(1,534)
Other changes in fair value	(2,141)	(2,554)	(3,436)
Total changes in fair value of MSRs measured at fair value	(5,821)	(5,511)	(4,970)
Amortization	(264)	(228)	(264)
Provision for mortgage servicing rights in excess of fair value	(34)	(3)	0
Net derivative gains (losses) from economic hedges	5,241	4,485	6,849
Total servicing income, net	3,266	3,340	5,791
Net gains on mortgage loan origination/sales activities	4,566	6,397	6,237
Total mortgage banking noninterest income	7,832	9,737	12,028
Market related valuation changes to MSRs, net of hedge results	$ 1,561	$ 1,528	$ 5,315